SHARE CAPITAL	12 Months Ended
Jun. 30, 2018
Share Capital Abstract
SHARE CAPITAL

Authorized: Unlimited number of common shares

During the year ended June 30, 2018, the Company had the following common share transactions:

a.	On October 19, 2017, the Shareholder Loan in the amount of $384,055 (see Note 7) was settled with the issuance of 7,681,110 common shares of the Company at a price of $0.05 per share;

b.	On December 14, 2017, the Company issued 5,532,500 common shares valued at $0.10 per share as part of a private placement for total gross proceeds of $553,250; of which $533,250 was received in cash and $20,000 was received in services provided by a consultant;

c.	On March 12, 2018, the Company issued 890,074 common shares valued at $1.08 per share as part of a private placement for total gross proceeds of $959,251; all of which was received in cash; and

d.	On June 12, 2018 and June 15, 2018, the Company issued 2,390,800 and 20,000 common shares, respectively, valued at $1.95 per share as part of a private placement for total gross proceeds of $4,703,025; of which $4,400,163 was received in cash and $302,862 was received in services provided by consultants.

During the years ended June 30, 2017 and June 30, 2016, the Company had no common share transactions.